Share-Based Compensation Plans (Details) - Schedule of number of restricted share units outstanding - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Telesat Canada [Member]
Share-Based Compensation Plans (Details) - Schedule of number of restricted share units outstanding [Line Items]
RSUs with time criteria outstanding at beginning	66,667	133,333
RSUs with time and performance criteria outstanding at beginning
RSUs with time criteria granted	3,230,000
RSUs with time and performance criteria granted	300,000
RSUs with time criteria exchange upon close of Transaction	(3,296,667)
RSUs with time and performance criteria exchange upon close of Transaction	(300,000)
RSUs with time criteria outstanding at ending		66,667
RSUs with time and performance criteria at ending
RSUs with time criteria settled		(66,666)
RSUs with time and performance criteria settled
Telesat Corporation [Member]
Share-Based Compensation Plans (Details) - Schedule of number of restricted share units outstanding [Line Items]
RSUs with time criteria outstanding at beginning
RSUs with time and performance criteria outstanding at beginning
RSUs with time criteria granted
RSUs with time and performance criteria granted
RSUs with time criteria exchange upon close of Transaction	1,363,501
RSUs with time and performance criteria exchange upon close of Transaction	124,080
RSUs with time criteria outstanding at ending	1,363,501
RSUs with time and performance criteria at ending	124,080
RSUs with time criteria settled
RSUs with time and performance criteria settled